Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Contractual advances
Disclosure of recoverable cash advances
Sleep apnea device (6472)	€ 1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvements (7388)	1,467
Total recoverable cash advances	7,627
Advances received
Disclosure of recoverable cash advances
Sleep apnea device (6472)	1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvements (7388)	1,467
Total recoverable cash advances	7,627
Fixed Reimbursements
Disclosure of recoverable cash advances
Sleep apnea device (6472)	588
First articles (6839)	561
Clinical trial (6840)	360
Activation chip improvements (7388)	66
Total recoverable cash advances	1,575
Variable Reimbursements
Disclosure of recoverable cash advances
Sleep apnea device (6472)	7
First articles (6839)	11
Clinical trial (6840)	13
Activation chip improvements (7388)	18
Total recoverable cash advances	€ 49